SEGMENT	12 Months Ended
Dec. 31, 2022
SEGMENT
SEGMENT
22.	SEGMENT

The Group organized its operations into two segments: LiDAR segment and gas detection segment.

The table below provides a summary of the Group’s operating segment results for the years ended December 31, 2020, 2021 and 2022.

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
LiDAR segment
LiDAR product revenues	346,915	701,235	1,178,703
Cost of revenues	155,986	330,769	720,300
Segment profit	190,929	370,466	458,403
Gas detection segment
Gas detection product revenues	68,599	19,533	23,967
Cost of products sold	20,614	8,203	10,383
Segment profit	47,985	11,330	13,584
Total segment profit	238,914	381,796	471,987

The following is a reconciliation of the reportable segments’ measures of profit or loss to the Group’s consolidated loss before income taxes:

	Year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Total profit for reportable segments	238,914	381,796	471,987
Unallocated amounts*
Sales and marketing expenses	(49,904)	(69,266)	(104,835)
General and administrative expenses	(76,553)	(236,713)	(201,007)
Research and development expenses	(229,653)	(368,435)	(555,179)
Other operating income, net	15,384	27,333	10,817
Interest income	20,925	32,584	58,734
Foreign exchange (loss) gains	(25,696)	(13,275)	20,858
Other (loss) income, net	(828)	118	(2,161)
Loss before income tax	(107,411)	(245,858)	(300,786)

*The Group does not distinguish expenses between segments in its internal reporting, and reports expenses by nature as a whole.

22.	SEGMENT (continued)

The following table summarizes the Group’s long-term assets, including property and equipment, net, land-use rights, net, long-term investments, right-of-use assets, net and other non-current asset by geographical region:

	Year ended December 31,
	2021	2022
	RMB	RMB
Mainland China	432,528	665,511
North America	3,430	14,351
Total Long-term assets	435,958	679,862